Recurring Fair Value Measurements (Details) - Schedule of fair value of initial measurement - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 23, 2022	Mar. 31, 2022	Dec. 31, 2021
Schedule of fair value of initial measurement [Abstract]
Risk-free interest rate	0.90%	2.40%	1.30%
Expected term (years)	6 years 4 months 24 days	5 years 3 months 18 days	5 years 6 months
Expected volatility	14.00%	11.30%	18.50%
Exercise price (in Dollars per share)	$ 11.5		$ 11.5
Dividend yield (in Dollars)